Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 955,501,068	$ 738,716,741
Gross carrying amount, ending balance	1,525,810,240	955,501,068
Expected credit loss allowance, beginning balance	51,821,293	13,860,096
Expected credit loss allowance, ending balance	14,499,317	51,821,293
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,438,974,976	1,461,217,550
Expected credit loss allowance	9,300,520	44,729,503
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(379,934,617)	(391,415,550)
Expected credit loss allowance	(14,752,629)	(6,125,584)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	92,677,453	99,258,016
Expected credit loss allowance	(3,422,340)	22,652,235
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(305,969)	(1,410,775)
Expected credit loss allowance	(306,011)	(1,051,504)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(581,102,671)	(950,864,914)
Expected credit loss allowance	(28,141,516)	(22,243,453)
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	886,073,325	711,962,751
Gross carrying amount, ending balance	1,493,279,244	886,073,325
Expected credit loss allowance, beginning balance	10,143,065	6,393,460
Expected credit loss allowance, ending balance	3,882,013	10,143,065
Impairments Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,438,683,385	1,414,968,469
Expected credit loss allowance	9,140,450	14,819,910
Impairments Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(372,382,088)	(385,296,690)
Expected credit loss allowance	(4,182,790)	(3,056,554)
Impairments Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	91,297,555	61,008,479
Expected credit loss allowance	(179,093)	26,659
Impairments Stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,563
Expected credit loss allowance	300
Impairments Stage 1 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(42)
Expected credit loss allowance	(693)
Impairments Stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(7,143,490)
Expected credit loss allowance	(5,270,176)
Impairments Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(543,251,964)	(916,569,684)
Expected credit loss allowance	(5,769,050)	(8,040,410)
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	54,043,019	17,429,280
Gross carrying amount, ending balance	15,149,753	54,043,019
Expected credit loss allowance, beginning balance	29,582,127	2,252,175
Expected credit loss allowance, ending balance	569,176	29,582,127
Impairments Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	291,591	46,249,081
Expected credit loss allowance	160,070	29,909,593
Impairments Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,537,451)
Expected credit loss allowance	(8,468,635)
Impairments Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	76,778	14,367,791
Expected credit loss allowance	(4,214,007)	5,487,609
Impairments Stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,563)
Expected credit loss allowance	(300)
Impairments Stage 2 [member] | Transfers to Stage two [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	42
Expected credit loss allowance	693
Impairments Stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,590,923)
Expected credit loss allowance	(814,927)
Impairments Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(29,130,740)	(24,003,133)
Expected credit loss allowance	(15,675,845)	(8,067,250)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	15,384,724	9,324,710
Gross carrying amount, ending balance	17,381,243	15,384,724
Expected credit loss allowance, beginning balance	12,096,101	5,214,461
Expected credit loss allowance, ending balance	10,048,128	12,096,101
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,015,078)	(6,118,860)
Expected credit loss allowance	(2,101,204)	(3,069,030)
Impairments Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	1,303,120	23,881,746
Expected credit loss allowance	970,760	17,137,967
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	11,734,413
Expected credit loss allowance	6,085,103
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(305,969)	(1,410,775)
Expected credit loss allowance	(306,011)	(1,051,504)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(8,719,967)	(10,292,097)
Expected credit loss allowance	$ (6,696,621)	$ (6,135,793)